Segment information (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Segment Reporting Information
Total assets	SFr 879,322	SFr 904,390	SFr 921,462	SFr 891,580
Private Banking & Wealth Management
Segment Reporting Information
Total assets	356,057	366,391	345,949	322,669
Investment Banking
Segment Reporting Information
Total assets	459,977	489,202	529,044	525,101
Corporate Center
Segment Reporting Information
Total assets	62,425	47,797	45,248	42,509
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	863	SFr 1,000	1,221	SFr 1,301
Bank
Segment Reporting Information
Total assets	SFr 862,499		SFr 904,849